Inventories, net (Details) - Schedule of Inventories, Net of Allowances - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories, Net of Allowances [Abstract]
Raw materials	$ 8,747	$ 12,987
Work-in-progress	2,285	2,723
Finished goods	1,097	1,615
Total inventories	$ 12,129	$ 17,325